Consolidated Statements Of Cash Flows (Parenthetical)		12 Months Ended
		Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($)
EOL and MR contract maintenance rights expense		$ 381,637,000	$ 348,366,000	$ 54,507,000
EOL contract maintenance rights write off due to cash receipt		96,503,000	118,438,000	27,570,000
MR contract maintenance rights write off due to maintenance liability release		173,971,000	161,839,000	48,729,000
Maintenance rights write off	[1]	652,111,000	$ 628,643,000	130,806,000
Number of asset value guarantees settled | item			3
Net investment in finance and sales-type leases reclassified to flight equipment held for operating leases		18,400,000
Accrued Maintenance Liability, Release To Income Upon Sale		341,161,000	$ 49,077,000
Non-Cash Investing And Financing Activities [Member]
Flight equipment reclassified to net investment in finance and sales-type leases		442,200,000	152,200,000	108,300,000
Other Assets [Member]
Flight equipment reclassified to other assets		87,800,000
Other Assets [Member] | Non-Cash Investing And Financing Activities [Member]
Flight equipment reclassified to other assets			$ 49,600,000	$ 51,600,000
AIG [Member]
Stock repurchase program, expense		$ 11,200,000

[1]	(a) Maintenance rights write off consisted of the following:EOL and MR contract maintenance rights expense$ 381,637$ 348,366 $ 54,507 EOL contract maintenance rights write off due to cash receipt 96,503 118,438 27,570 MR contract maintenance rights write off due to maintenance liability release 173,971 161,839 48,729 Maintenance rights write off$ 652,111$ 628,643 $ 130,806